Quarterly Holdings Report
for

Strategic Advisers® Fidelity® International Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2019

SIL-QTLY-0719
1.912844.108

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 8.7%
	Shares	Value
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
HKT Trust/HKT Ltd. unit	4,218,000	$6,650,188
Koninklijke KPN NV	905,247	2,763,661
Masmovil Ibercom SA (a)	89,205	1,985,135
Nippon Telegraph & Telephone Corp.	162,100	7,252,538
		18,651,522
Entertainment - 0.1%
Nintendo Co. Ltd.	7,800	2,753,384
Vivendi SA	169,211	4,556,244
		7,309,628
Interactive Media & Services - 0.0%
Adevinta ASA:
Class A (a)	56,398	628,699
Class B	94,700	1,050,804
		1,679,503
Media - 0.1%
CyberAgent, Inc.	44,200	1,689,952
Informa PLC	144,311	1,416,869
Schibsted ASA (A Shares) (b)	76,356	2,015,407
		5,122,228
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	85,600	7,942,184

TOTAL COMMUNICATION SERVICES		40,705,065

CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.1%
Aisin Seiki Co. Ltd.	47,800	1,573,970
Akasol AG (b)(c)	19,900	979,288
Pirelli & C. SpA (c)	410,059	2,339,045
		4,892,303
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	28,947	2,005,612
Daimler AG (Germany)	77,261	4,007,904
Ferrari NV	23,439	3,341,191
Isuzu Motors Ltd.	219,100	2,406,963
Subaru Corp.	153,800	3,553,931
Suzuki Motor Corp.	55,600	2,630,961
Toyota Motor Corp.	129,900	7,630,141
		25,576,703
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	166,337	3,763,363
Galaxy Entertainment Group Ltd.	426,000	2,575,709
InterContinental Hotel Group PLC	50,757	3,275,855
SJM Holdings Ltd.	1,812,000	2,006,258
		11,621,185
Household Durables - 0.1%
Sony Corp.	78,000	3,738,051
Techtronic Industries Co. Ltd.	488,000	3,112,424
		6,850,475
Internet & Direct Marketing Retail - 0.0%
Zozo, Inc.	47,000	803,409
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	74,900	3,667,030
Multiline Retail - 0.0%
B&M European Value Retail SA	167,330	746,126
Specialty Retail - 0.0%
Inditex SA	69,103	1,845,384
Nitori Holdings Co. Ltd.	10,600	1,257,847
		3,103,231
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton SA	20,427	7,708,006

TOTAL CONSUMER DISCRETIONARY		64,968,468

CONSUMER STAPLES - 1.0%
Beverages - 0.4%
Asahi Group Holdings	36,300	1,593,937
Coca-Cola European Partners PLC	64,200	3,556,680
Davide Campari-Milano SpA	152,485	1,489,699
Diageo PLC	200,521	8,434,220
Heineken NV (Bearer)	26,719	2,806,415
Pernod Ricard SA	17,172	3,027,188
Treasury Wine Estates Ltd.	257,588	2,689,266
		23,597,405
Food & Staples Retailing - 0.0%
Tesco PLC	184,983	528,420
Food Products - 0.2%
Danone SA	65,432	5,226,660
Nestle SA (Reg. S)	108,685	10,781,416
		16,008,076
Personal Products - 0.3%
Kao Corp.	55,200	4,283,587
Shiseido Co. Ltd.	29,000	2,080,597
Unilever NV (Certificaten Van Aandelen) (Bearer)	158,748	9,555,592
Unilever PLC	119,118	7,266,889
		23,186,665
Tobacco - 0.1%
British American Tobacco PLC (United Kingdom)	92,102	3,199,242
Imperial Tobacco Group PLC	40,830	988,510
		4,187,752

TOTAL CONSUMER STAPLES		67,508,318

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
BP PLC	2,104,639	14,260,547
Equinor ASA	128,167	2,455,935
Lundin Petroleum AB	184,836	5,042,541
Total SA	212,777	11,031,985
Woodside Petroleum Ltd.	136,798	3,361,244
		36,152,252
FINANCIALS - 1.7%
Banks - 0.7%
BOC Hong Kong (Holdings) Ltd.	879,000	3,374,926
CaixaBank SA	447,240	1,374,010
Commerzbank AG	281,901	1,984,662
DBS Group Holdings Ltd.	206,900	3,658,441
Erste Group Bank AG	102,126	3,622,359
Intesa Sanpaolo SpA	806,394	1,644,786
KBC Groep NV	88,907	5,846,120
Lloyds Banking Group PLC	3,679,079	2,659,248
Mediobanca SpA	292,563	2,703,594
Mitsubishi UFJ Financial Group, Inc.	1,264,000	5,805,334
Standard Chartered PLC (United Kingdom)	830,294	7,211,433
Sumitomo Mitsui Financial Group, Inc.	164,500	5,700,238
Unicaja Banco SA (c)	910,000	887,497
United Overseas Bank Ltd.	231,803	3,965,473
		50,438,121
Capital Markets - 0.2%
Amundi SA (c)	47,721	3,097,399
Macquarie Group Ltd.	43,805	3,655,924
St. James's Place Capital PLC	110,702	1,464,629
Standard Life PLC	998,490	3,374,237
UBS Group AG	381,000	4,395,056
		15,987,245
Consumer Finance - 0.0%
Network International Holdings PLC (c)	95,939	674,377
Diversified Financial Services - 0.1%
Challenger Ltd.	512,314	2,868,015
ORIX Corp.	82,000	1,156,096
		4,024,111
Insurance - 0.7%
AIA Group Ltd.	637,600	5,989,747
Allianz SE	33,838	7,492,766
Aviva PLC	179,303	916,645
Hannover Reuck SE	13,206	1,979,864
Insurance Australia Group Ltd.	629,126	3,338,649
Prudential PLC	260,948	5,200,982
QBE Insurance Group Ltd.	404,451	3,274,225
RSA Insurance Group PLC	203,602	1,422,414
Sony Financial Holdings, Inc.	90,900	2,005,192
Swiss Re Ltd.	34,941	3,315,251
Talanx AG	39,158	1,555,585
Tokio Marine Holdings, Inc.	80,700	3,999,368
Zurich Insurance Group Ltd.	13,910	4,512,328
		45,003,016

TOTAL FINANCIALS		116,126,870

HEALTH CARE - 0.9%
Biotechnology - 0.1%
CSL Ltd.	15,545	2,215,915
Morphosys AG (a)	25,914	2,502,712
Morphosys AG sponsored ADR (a)	61,700	1,481,417
		6,200,044
Health Care Equipment & Supplies - 0.1%
Hoya Corp.	58,400	4,042,383
Koninklijke Philips Electronics NV	86,113	3,412,635
Koninklijke Philips Electronics NV rights (a)	86,113	81,771
Terumo Corp.	68,900	1,947,651
		9,484,440
Life Sciences Tools & Services - 0.0%
Lonza Group AG	11,882	3,659,834
Pharmaceuticals - 0.7%
AstraZeneca PLC (United Kingdom)	156,033	11,498,436
Bayer AG	45,585	2,695,614
Novartis AG	90,877	7,809,784
Roche Holding AG (participation certificate)	55,496	14,576,143
Sanofi SA	84,961	6,861,223
Takeda Pharmaceutical Co. Ltd.	69,000	2,346,162
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	144,300	1,248,195
		47,035,557

TOTAL HEALTH CARE		66,379,875

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Airbus Group NV	30,307	3,880,300
MTU Aero Engines Holdings AG	10,801	2,336,043
Rolls-Royce Holdings PLC	206,160	2,239,277
		8,455,620
Air Freight & Logistics - 0.1%
Deutsche Post AG	135,167	3,976,681
Building Products - 0.1%
Agc, Inc.	71,300	2,282,558
Compagnie de St. Gobain	122,800	4,429,272
Daikin Industries Ltd.	20,000	2,418,805
		9,130,635
Construction & Engineering - 0.2%
Taisei Corp.	36,600	1,331,364
VINCI SA	86,030	8,501,750
		9,833,114
Electrical Equipment - 0.0%
Nidec Corp.	17,400	2,157,087
Industrial Conglomerates - 0.1%
Siemens AG	30,636	3,466,469
Machinery - 0.2%
Fanuc Corp.	20,100	3,389,568
Makita Corp.	26,400	918,837
Minebea Mitsumi, Inc.	162,500	2,361,782
Mitsubishi Heavy Industries Ltd.	38,700	1,691,931
SMC Corp.	6,400	2,086,102
Sumitomo Heavy Industries Ltd.	48,900	1,537,638
The Weir Group PLC	68,754	1,277,757
		13,263,615
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	1,644	1,755,598
Professional Services - 0.2%
Experian PLC	94,462	2,846,643
Recruit Holdings Co. Ltd.	106,400	3,374,025
SR Teleperformance SA	13,673	2,627,264
Wolters Kluwer NV	34,794	2,430,937
		11,278,869
Road & Rail - 0.0%
DSV de Sammensluttede Vognmaend A/S	16,445	1,469,661
Trading Companies & Distributors - 0.2%
Brenntag AG	27,273	1,266,861
Bunzl PLC	81,735	2,185,503
Itochu Corp.	412,500	7,572,818
MonotaRO Co. Ltd.	56,500	1,193,372
Rexel SA	197,566	2,134,274
		14,352,828
Transportation Infrastructure - 0.0%
Kamigumi Co. Ltd.	54,500	1,282,124

TOTAL INDUSTRIALS		80,422,301

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares)	580,009	5,580,669
Electronic Equipment & Components - 0.2%
Hitachi High-Technologies Corp.	64,300	2,711,403
Hitachi Ltd.	72,300	2,434,553
Keyence Corp.	8,300	4,663,380
Shimadzu Corp.	75,700	1,880,127
TDK Corp.	22,200	1,494,626
		13,184,089
IT Services - 0.1%
Capgemini SA (b)	30,971	3,463,385
Netcompany Group A/S (c)	58,725	2,273,555
		5,736,940
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV (Netherlands)	21,135	3,978,756
Renesas Electronics Corp. (a)	264,500	1,189,711
Tokyo Electron Ltd.	18,400	2,476,362
		7,644,829
Software - 0.2%
Micro Focus International PLC	117,410	2,833,950
Oracle Corp. Japan	12,300	854,488
SAP SE	78,680	9,692,284
		13,380,722

TOTAL INFORMATION TECHNOLOGY		45,527,249

MATERIALS - 0.6%
Chemicals - 0.2%
Israel Chemicals Ltd.	307,543	1,555,064
JSR Corp.	177,700	2,511,496
K&S AG (b)	106,312	1,804,656
Mitsui Chemicals, Inc.	100,300	2,188,450
Shin-Etsu Chemical Co. Ltd.	26,300	2,171,787
Sika AG	13,787	2,050,321
Umicore SA	62,890	1,875,877
Yara International ASA	52,207	2,242,377
		16,400,028
Construction Materials - 0.1%
CRH PLC	101,411	3,179,843
HeidelbergCement Finance AG	32,992	2,453,203
James Hardie Industries PLC CDI	174,522	2,220,349
		7,853,395
Metals & Mining - 0.2%
Rio Tinto Ltd.	89,883	6,253,889
Rio Tinto PLC	137,343	7,875,642
South32 Ltd.	658,828	1,517,336
		15,646,867
Paper & Forest Products - 0.1%
Mondi PLC	61,098	1,266,788
Stora Enso Oyj (R Shares)	184,925	1,954,745
UPM-Kymmene Corp.	52,742	1,321,003
		4,542,536

TOTAL MATERIALS		44,442,826

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Land Securities Group PLC	269,075	2,818,715
Real Estate Management & Development - 0.3%
Cheung Kong Property Holdings Ltd.	440,500	3,185,942
Lendlease Group unit	281,736	2,785,024
Mitsubishi Estate Co. Ltd.	157,400	2,887,207
Mitsui Fudosan Co. Ltd.	120,100	2,901,634
Sino Land Ltd.	1,805,959	2,888,779
Vonovia SE	6,108	320,434
Vonovia SE	94,345	4,949,467
Vonovia SE rights 6/13/19 (a)	94,345	151,772
		20,070,259

TOTAL REAL ESTATE		22,888,974

UTILITIES - 0.3%
Electric Utilities - 0.3%
DONG Energy A/S (c)	58,482	4,661,273
Enel SpA	415,072	2,581,420
Fortum Corp.	279,384	5,970,738
Iberdrola SA	671,225	6,240,886
		19,454,317
Multi-Utilities - 0.0%
RWE AG	149,728	3,740,127

TOTAL UTILITIES		23,194,444

TOTAL COMMON STOCKS
(Cost $586,353,037)		608,316,642

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)
(Cost $21,895)	16,981,993	21,469

Equity Funds - 84.4%
Foreign Large Blend Funds - 10.7%
Fidelity Pacific Basin Fund (d)	4,884,671	143,413,936
Fidelity SAI International Low Volatility Index Fund (d)	55,140,013	601,026,144

TOTAL FOREIGN LARGE BLEND FUNDS		744,440,080

Foreign Large Growth Funds - 56.5%
Fidelity Advisor Overseas Fund Class I (d)	3,075,382	70,703,042
Fidelity Diversified International Fund (d)	28,102,016	984,975,674
Fidelity International Capital Appreciation Fund (d)	41,247,155	856,703,410
Fidelity International Discovery Fund (d)	24,850,549	1,002,471,133
Fidelity Overseas Fund (d)	22,214,685	1,018,321,160

TOTAL FOREIGN LARGE GROWTH FUNDS		3,933,174,419

Foreign Large Value Funds - 12.0%
Fidelity International Value Fund (d)	25,377,058	194,388,264
Fidelity SAI International Value Index Fund (d)	74,669,497	637,677,503

TOTAL FOREIGN LARGE VALUE FUNDS		832,065,767

Foreign Small Mid Growth Funds - 1.0%
Fidelity International Small Cap Opportunities Fund (d)	4,034,933	71,942,848
Sector Funds - 0.9%
Fidelity Advisor International Real Estate Fund Class I (d)	5,436,531	65,238,377
Other - 3.3%
Fidelity Advisor Japan Fund Class I (d)	13,426,981	189,991,784
Fidelity Japan Smaller Companies Fund (d)	2,433,573	38,718,147

TOTAL OTHER		228,709,931

TOTAL EQUITY FUNDS
(Cost $5,663,440,452)		5,875,571,422
	Principal Amount

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.32% to 2.43% 6/6/19 to 8/29/19 (e)
(Cost $22,618,059)	22,670,000	22,622,265
	Shares	Value

Money Market Funds - 6.7%
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	6,785,900	6,786,578
State Street Institutional U.S. Government Money Market Fund Premier Class 2.32% (h)	459,821,946	459,821,946
TOTAL MONEY MARKET FUNDS
(Cost $466,608,524)		466,608,524
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $6,739,041,967)		6,973,140,322
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,766,635)
NET ASSETS - 100%		$6,965,373,687

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	June 2019	$25,531,250	$(1,469,975)	$(1,469,975)
ICE E-mini MSCI EAFE Index Contracts (United States)	4,618	June 2019	419,753,110	(3,483,336)	(3,483,336)
TOTAL FUTURES CONTRACTS					$(4,953,311)

The notional amount of futures purchased as a percentage of Net Assets is 6.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,912,434 or 0.2% of net assets.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,422,301.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$83,917
Total	$83,917

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor International Real Estate Fund Class I	$63,118,130	$--	$--	$--	$--	$2,120,247	$65,238,377
Fidelity Advisor Japan Fund Class I	163,992,431	27,653,497	--	--	--	(1,654,144)	189,991,784
Fidelity Advisor Overseas Fund Class I	69,718,920	--	--	--	--	984,122	70,703,042
Fidelity Diversified International Fund	875,174,842	100,618,752	--	--	--	9,182,080	984,975,674
Fidelity International Capital Appreciation Fund	719,283,460	106,149,451	--	--	--	31,270,499	856,703,410
Fidelity International Discovery Fund	892,560,870	100,618,752	--	--	--	9,291,511	1,002,471,133
Fidelity International Small Cap Opportunities Fund	71,579,704	--	--	--	--	363,144	71,942,848
Fidelity International Value Fund	200,478,758	--	--	--	--	(6,090,494)	194,388,264
Fidelity Japan Smaller Companies Fund	39,715,912	--	--	--	--	(997,765)	38,718,147
Fidelity Overseas Fund	866,297,158	137,369,882	--	--	--	14,654,120	1,018,321,160
Fidelity Pacific Basin Fund	142,143,921	--	--	--	--	1,270,015	143,413,936
Fidelity SAI International Low Volatility Index Fund	522,200,627	74,929,025	--	--	--	3,896,492	601,026,144
Fidelity SAI International Value Index Fund	597,997,103	77,069,182	--	--	--	(37,388,782)	637,677,503
Total	$5,224,261,836	$624,408,541	$--	$--	$--	$26,901,045	$5,875,571,422

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.